Share-Based Compensation - Summary of Options Outstanding (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Number of Options, Options outstanding, Beginning Balance	3,748,389
Number of Options, Granted during the six months ended June 30, 2022	2,833,547	2,403,660
Number of Options, Forfeited during the six months ended June 30, 2022	(870,559)
Number of Options, Options outstanding, Ending Balance	5,711,377	3,748,389
Number of Options, Options exercisable as of June 30, 2022	1,025,722
Weighted Average Exercise Price per Share Option, Granted during the six months ended June 30, 2022 | $ / shares	$ 3.57
Weighted Average Exercise Price per Share Option, Forfeited during the six months ended June 30, 2022 | $ / shares	$ 10.37